Income taxes - Movement of valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes
Balance at the beginning of the year	¥ 72,783	¥ 47,430	¥ 621
Additions	(3,209)	25,353	46,809
Balance at the end of the year	69,574	72,783	¥ 47,430
Uncertain tax positions related to commission expense		176,880
Unrecognized tax benefits impacting the Group's effective tax rate	18,163	¥ 209,078
Interest on unrecognized tax benefit	¥ 18,163